FINANCIAL RISK MANAGEMENT (Details) - Schedule of Allowance for Impairment Losses on Loans and Advances to Customers on an Underlying Basis - Material reconciling items [member] - Underlying Basis [Member] - GBP (£)
£ in Millions
		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Allowance for Impairment Losses on Loans and Advances to Customers on an Underlying Basis [Line Items]
Allowance for impairment losses on loans and advances to customers		£ 2,201	£ 2,412
Amounts subsequently written off, net of foreign exchange and other movements		(22,389)	(22,263)
Allowance for impairment losses on loans and advances to customers on an underlying basis		3,442	3,532
Allowance at 16 January 2009 [Member] | HBOS [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Allowance for Impairment Losses on Loans and Advances to Customers on an Underlying Basis [Line Items]
Other movement to the L&A	[1]	11,309	11,147
Charge covered by fair value adjustments [Member] | HBOS [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Allowance for Impairment Losses on Loans and Advances to Customers on an Underlying Basis [Line Items]
Other movement to the L&A		£ 12,321	£ 12,236

[1]	Comprises an allowance in respect of HBOS (11,147 million) and, in 2017, MBNA (162 million). These amounts impact the impairment allowance on an underlying basis but not on a statutory basis.